Income Taxes - Components of Income Tax Expense (Benefit) From Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U S Federal, Current	$ 20	$ 54	$ 76
U S State and Local, Current	1	10	13
Foreign, Current	7	5	13
Current income tax expense	28	69	102
U S Federal, Deferred	(11)	(17)	(31)
U S State and Local, Deferred	(4)	(3)	(5)
Foreign, Deferred	0	2	(2)
Deferred income tax benefit	(15)	(18)	(38)
Income tax expense	$ 13	$ 51	$ 64